Information on remuneration - Text Details (Detail)		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Executive committee [Member]
Information on remuneration [Line Items]
Number of members throughout the period		16
Key management personnel compensation	[1]	€ 32,835,987	€ 25,624,305	€ 33,358,405
Number of members		13	13	13
Number of share options outstanding in share-based payment arrangement		0	0	184,900
Board of management [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 9,900,000	€ 8,400,000	€ 10,300,000
Percentage of shares held by board of management				1.00%
Supervisory board [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 1,501,266	€ 1,546,602	€ 1,325,891
Other compensation, product arrangement entitlement				€ 2,000

[1]	The Executive Committee consisted of 13 members as per December 31, 2023 (2022: 13 members; 2021: 13 members)